LGBTQ + ESG100 ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.1%
Bermuda - 0.7%
Professional Services - 0.7%
IHS Markit, Ltd. - ADR	205	$23,942

United States - 98.4%
Aerospace & Defense - 1.1%
Raytheon Technologies Corp.	405	36,527
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	150	30,332
Airlines - 0.4%
Southwest Airlines Co. (a)	300	13,428
Automobiles - 4.0%
General Motors Co. (a)	275	14,501
Tesla, Inc. (a)	130	121,773
Total Automobiles		136,274
Banks - 1.9%
JPMorgan Chase & Co.	285	42,351
US Bancorp	385	22,403
Total Banks		64,754
Beverages - 1.5%
Coca-Cola Co.	825	50,333
Biotechnology - 3.4%
AbbVie, Inc.	305	41,752
Amgen, Inc.	145	32,935
Biogen, Inc. (a)	65	14,690
Vertex Pharmaceuticals, Inc. (a)	105	25,520
Total Biotechnology		114,897
Capital Markets - 4.9%
CME Group, Inc.	130	29,835
Goldman Sachs Group, Inc.	65	23,054
Moody's Corp.	80	27,440
Morgan Stanley	255	26,148
Northern Trust Corp.	180	20,995
S&P Global, Inc.	50	20,761
T Rowe Price Group, Inc.	105	16,215
Total Capital Markets		164,448
Chemicals - 4.9%
Air Products and Chemicals, Inc.	100	28,212
DuPont de Nemours, Inc.	220	16,852
Eastman Chemical Co.	200	23,786
Ecolab, Inc.	165	31,259
International Flavors & Fragrances, Inc.	310	40,895
PPG Industries, Inc.	160	24,992
Total Chemicals		165,996
Communications Equipment - 0.7%
Cisco Systems, Inc.	445	24,773
Containers & Packaging - 0.9%
Ball Corp.	295	28,644
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	3,305	84,278
Verizon Communications, Inc.	805	42,850
Total Diversified Telecommunication Services		127,128
Electric Utilities - 3.1%
Duke Energy Corp.	335	35,195
Exelon Corp.	565	32,742
Southern Co.	515	35,787
Total Electric Utilities		103,724
Entertainment - 2.9%
Electronic Arts, Inc.	150	19,899
Netflix, Inc. (a)	45	19,221
Walt Disney Co. (a)	420	60,048
Total Entertainment		99,168
Food Products - 1.8%
Hershey Co.	185	36,458
Tyson Foods, Inc. - Class A	260	23,631
Total Food Products		60,089
Health Care Equipment & Supplies - 4.1%
Becton Dickinson and Co.	135	34,309
Boston Scientific Corp. (a)	825	35,392
Danaher Corp.	115	32,866
Stryker Corp.	145	35,967
Total Health Care Equipment & Supplies		138,534
Health Care Providers & Services - 6.6%
Anthem, Inc.	60	26,459
Cardinal Health, Inc.	360	18,565
Centene Corp. (a)	405	31,493
Cigna Corp.	100	23,046
CVS Health Corp.	305	32,486
Humana, Inc.	55	21,587
Laboratory Corp of America Holdings (a)	75	20,352
UnitedHealth Group, Inc.	105	49,620
Total Health Care Providers & Services		223,608
Health Care Technology - 1.2%
Cerner Corp.	460	41,952
Hotels, Restaurants & Leisure - 2.1%
Marriott International, Inc. - Class A (a)	270	43,503
Starbucks Corp.	285	28,021
Total Hotels, Restaurants & Leisure		71,524
Household Durables - 0.4%
Whirlpool Corp.	70	14,713
Industrial Conglomerates - 0.8%
3M Co.	170	28,223
Interactive Media & Services - 3.7%
Alphabet, Inc. - Class C (a)	15	40,710
Alphabet, Inc. - Class A (a)	15	40,591
Meta Platforms, Inc. - Class A (a)	135	42,290
Total Interactive Media & Services		123,591
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	35	104,702
Etsy, Inc. (a)	115	18,064
Total Internet & Direct Marketing Retail		122,766
IT Services - 10.0%
Akamai Technologies, Inc. (a)	135	15,464
Automatic Data Processing, Inc.	150	30,925
Broadridge Financial Solutions, Inc.	165	26,271
Fidelity National Information Services, Inc.	865	103,731
Fiserv, Inc. (a)	320	33,824
Mastercard, Inc. - Class A	125	48,298
PayPal Holdings, Inc. (a)	180	30,949
Visa, Inc. - Class A	215	48,627
Total IT Services		338,089
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	55	31,972
Machinery - 0.6%
Cummins, Inc.	95	20,984
Media - 0.6%
Omnicom Group, Inc.	270	20,347
Metals & Mining - 0.7%
Newmont Corp.	390	23,856
Multiline Retail - 0.8%
Target Corp.	115	25,349
Multi-Utilities - 1.8%
NiSource, Inc.	995	29,034
Sempra Energy	240	33,159
Total Multi-Utilities		62,193
Personal Products - 0.8%
Estee Lauder Cos., Inc. - Class A	85	26,502
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	490	31,796
Eli Lilly & Co.	130	31,901
Total Pharmaceuticals		63,697
Real Estate Investment Trusts (REITs) - 0.5%
Iron Mountain, Inc.	395	18,139
Real Estate Management & Development - 0.7%
CBRE Group, Inc. - Class A (a)	220	22,295
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	135	15,424
Applied Materials, Inc.	90	12,436
Intel Corp.	325	15,866
NVIDIA Corp.	160	39,178
Texas Instruments, Inc.	105	18,846
Total Semiconductors & Semiconductor Equipment		101,750
Software - 9.3%
Adobe, Inc. (a)	45	24,044
Autodesk, Inc. (a)	65	16,236
Intuit, Inc.	45	24,985
Microsoft Corp.	320	99,514
NortonLifeLock, Inc.	495	12,875
salesforce.com, Inc. (a)	145	33,731
ServiceNow, Inc. (a)	175	102,512
Total Software		313,897
Specialty Retail - 2.6%
Best Buy Co, Inc.	145	14,396
Home Depot, Inc.	120	44,038
TJX Cos, Inc.	390	28,068
Total Specialty Retail		86,502
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	650	113,607
HP, Inc.	300	11,019
Total Technology Hardware, Storage & Peripherals		124,626
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. - Class B	200	29,614
VF Corp.	275	17,933
Total Textiles, Apparel & Luxury Goods		47,547
Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc. (a)	280	30,288
Total United States		3,343,459
TOTAL COMMON STOCKS (Cost $3,186,472)		3,367,401

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 0.03% (b)	7,823	7,823
TOTAL SHORT-TERM INVESTMENTS (Cost $7,823)		7,823

Total Investments (Cost $3,186,472) - 99.9%		3,375,224
Other Assets in Excess of Liabilities - 0.1%		3,250
TOTAL NET ASSETS - 100.0%		$3,378,474

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Rate reflects annualized seven-day yield on January 31, 2022.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

LGBTQ + ESG100 ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by LGBTQ + ESG100 ETF (the “Fund”) which is a series of Procure ETF Trust I (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on June 11, 2019. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”) or the board designee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of January 31, 2022, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liabilities and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Fund’s investments in securities, at fair value, as of January 31, 2022:

LGBTQ + ESG100 ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,349,362	$—	$—	$3,349,362
Real Estate Investment Trusts (REITs)	18,139	—	—	18,139
Short Term Investments	7,823	—	—	7,823
Total Investments in Securities	$3,375,224	$—	$—	$3,375,224

^ See Schedule of Investments for classifications by country and industry.